SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

13. SHARE CAPITAL

(a) Management of Capital

The Company considers the items included in the consolidated statement of changes in equity as capital. The Company's objective when managing capital is to safeguard its ability to continue as a going concern, so that it can continue to provide returns for shareholders and benefits for other stakeholders. The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust the capital structure, the Company may issue new shares through private placements, convertible debentures, asset acquisitions or return capital to shareholders. As at December 31, 2022, the Company is not subject to externally imposed capital requirements.

(b) Public Offerings

In April 2020, the Company filed a short form base shelf prospectus that qualified for the distribution of up to CAN$150 million of common shares, debt securities, warrants or units of the Company comprising any combination of common shares and warrants (the "Securities") over a 25 month period. The Company filed a corresponding registration statement in the United States registering the Securities under United States federal securities laws. The distribution of Securities could be effected from time to time in one or more transactions at a fixed price or prices, which could be changed, at market prices prevailing at the time of sale, or at prices related to such prevailing market prices to be negotiated with purchasers and as set forth in an accompanying prospectus supplement, including transactions that are "At-The-Market" ("ATM") distributions.

On October 1, 2020, the Company entered into an ATM equity facility with BMO Capital Markets (the lead agent), CIBC Capital Markets, H.C. Wainwright & Co. LLC, TD Securities Inc., Roth Capital Partners, LLC, B. Riley Securities Inc. and A.G.P./Alliance Global Partners (together, the "Agents"). Under the terms of this ATM facility, the Company could, from time to time, sell common stock having an aggregate offering value of up to $60,000 on the New York Stock Exchange. The Company determined, at its sole discretion, the timing and number of shares sold under the ATM facility.

In the period from January 1, 2021 to July 20, 2021, when this ATM facility was completed, the Company issued 10,060,398 common shares under the ATM facility at an average price of $5.96 per share for gross proceeds of $59,998, less commission of $1,230 and recognized $379 of other transaction costs related to the ATM financing as share issuance costs, which have been presented net within share capital.

On March 22, 2022, the Company completed a prospectus equity financing with the offering co-led by BMO Capital Markets and PI Financial Corp., together with a syndicate of underwriters consisting of CIBC World Markets Inc., B. Riley Securities Inc., and H.C. Wainwright & Co., LLC. The Company issued a total of 9,293,150 common shares at a price of $4.95 per share for aggregate gross proceeds of $46,001, less commission of $2,524 and recognized $361 of other transaction costs related to the financing as share issuance costs, which have been presented net within share capital.

(c) Stock Options

Options to purchase common shares have been granted to directors, officers, employees and consultants pursuant to the Company's current stock option plan, approved by the Company's shareholders in fiscal 2009 and amended and re-ratified in 2021, at exercise prices determined by reference to the market value on the date of grant. The stock option plan allows for, with approval by the Board, granting of options to its directors, officers, employees and consultants to acquire up to 5.0% of the issued and outstanding shares at any time. Prior to the 2021 amendment, the plan allowed for the granting of up to 7.0% of the issued and outstanding shares at any time.

The following table summarizes the status of the Company's stock option plan and changes during the years 2022 and 2021.

Expressed in Canadian dollars	Years ended
	December 31, 2022		December 31, 2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding, beginning of the year	3,848,200	$3.68	5,978,300	$3.29
Granted	736,986	$6.24	818,500	$6.90
Exercised	(569,200)	$3.57	(2,801,600)	$3.76
Expired and forfeited	(116,356)	$6.63	(147,000)	$4.29
Outstanding, end of the year	3,899,630	$4.09	3,848,200	$3.68

Options exercisable at the end of the year	3,374,459	$3.74	2,973,100	$3.40

During the year ended December 31, 2022, the weighted-average share price at the date of exercise was CAN$6.77 (December 31, 2021 - CAN$7.51)

The following table summarizes the information about stock options outstanding at December 31, 2022:

Expressed in Canadian dollars
	Options Outstanding			Options Exercisable

	Number	Weighted Average	Weighted Average	Number Exercisable	Weighted Average
	Outstanding	Remaining
Price	as at	Contractual Life	Exercise	as at	Exercise
Intervals	December 31, 2022	(Number of Years)	Price	December 31, 2022	Price

$2.00 - $2.99	1,366,600	2.2	$2.14	1,366,600	$2.14
$3.00 - $3.99	1,131,900	0.9	$3.45	1,131,900	$3.45
$5.00 - $5.99	60,000	2.7	$5.60	60,000	$5.60
$6.00 - $6.99	1,341,130	3.7	$6.56	815,959	$6.67
	3,899,630	2.3	$4.09	3,374,459	$3.74

During the year ended December 31, 2022, the Company recognized share-based compensation expense of $1,642 (December 31, 2021 - $1,973) based on the fair value of the vested portion of options granted in the current and prior years.

The weighted-average fair values of stock options granted and the assumptions used to calculate the related compensation expense have been estimated using the Black-Scholes Option Pricing Model with the following assumptions:

	Years ended
	December 31, 2022	December 31, 2021
Weighted-average fair value of options in CAN$	$3.17	$3.37
Risk-free interest rate	2.19%	0.66%
Expected dividend yield	0%	0%
Expected stock price volatility	67%	66%
Expected options life in years	3.80	3.85

Option pricing models require the input of highly subjective assumptions. The expected life of the options considered such factors as the average length of time similar option grants in the past have remained outstanding prior to exercise, expiry or cancellation and the vesting period of options granted. Volatility was estimated based on average daily volatility based on historical share price observations over the expected term of the option grant. Changes in the subjective input assumptions can materially affect the estimated fair value of the options. The Company amortizes the fair value of stock options on a graded basis over the respective vesting period of each tranche of stock options awarded. As at December 31, 2022, the unvested stock option expense not yet recognized was $442 (December 31, 2021 - $472) which is expected to be recognized over the next 15 months.

(d) Share Units Plan

On March 23, 2021 the Company adopted an equity-based Share Unit Plan ("SUP"), which was approved by the Company's shareholders on May 12, 2021. The SUP allows for, with approval by the Board, granting of Performance Share Units ("PSU"s) and Deferred Share Units ("DSU"s), to its directors, officers, employees to acquire up to 1.5% of the issued and outstanding shares. The SUP incorporates all existing PSUs under the former PSU plan and any new DSUs granted and are to be subject to cash, share settlement or a combination of cash and share procedures at the discretion of the Board of Directors.

Performance Share Units

The PSUs granted are subject to a performance payout multiplier between 0% and 200% based on the Company's total shareholder return at the end of a three-year period, relative to the total shareholder return of the Company's peer group.

	Years ended
	December 31, 2022	December 31, 2021
	Number of units	Number of units

Outstanding, beginning of year	1,639,000	1,805,000
Granted	316,000	322,000
Cancelled	-	(100,000)
Settled for shares	(797,000)	(388,000)
Outstanding, end of year	1,158,000	1,639,000

There were 316,000 PSUs granted during the year ended December 31, 2022 (December 31, 2021 - 322,000). The PSUs vest at the end of a three-year period if certain pre-determined performance and vesting criteria are achieved. Performance criteria are based on the Company's share price performance relative to a representative group of other mining companies. 611,000 PSUs vest on March 1, 2023, 231,000 PSUs vest on March 4, 2024, 256,000 PSUs vest on March 24, 2025 and 60,000 PSUs vest on or before June 30, 2024.

On March 3, 2022, PSUs granted in 2019 vested with a payout multiplier of 200% based on the Company's shareholder return, relative to the total shareholder return of the Company's peer group over the three-year period and 535,000 PSUs were settled, on a net of tax basis, through the issuance of 664,170 common shares.

On August 16, 2022, vesting was accelerated on a pro-rata basis for 195,000 PSUs granted in 2020 and 67,000 PSUs granted in 2021. As at December 31, 2022, there are 350,829 issuable shares from the settlement of these PSUs.

During the year ended December 31, 2022, the Company recognized share-based compensation expense of $1,713 related to the PSUs (December 31, 2021 - $1,663).

Deferred Share Units

The DSUs granted are vested immediately and are redeemable for shares at the time of a director's retirement.

	Years ended
	December 31, 2022	December 31, 2021
	Number of units	Number of units

Outstanding, beginning of year	-	-
Granted	109,634	-
Settled for shares	(5,038)	-
Outstanding, end of year	104,596	-

There were 109,634 DSUs granted during the year ended December 31, 2022 (December 31, 2021 - Nil) under the SUP. During the year ended December 31, 2022, 5,038 DSUs were settled, on a net of tax basis, through the issuance of 3,527 common shares. During the year ended December 31, 2022, the Company recognized share-based compensation expense of $523 related to the DSUs (December 31, 2021 - $Nil).

(e) Deferred Share Units - Cash Settled

The Company previously had a Deferred Share Unit ("DSU") plan whereby deferred share units were granted to independent directors of the Company in lieu of compensation in cash or share purchase options. These DSUs vested immediately and are redeemable for cash, based on the market value of the units at the time of a director's retirement. Upon adoption of the SUP plan in March 2021, no new DSUs will be granted under this cash settled plan.

Expressed in Canadian dollars	Years ended
	December 31, 2022		December 31, 2021
	Number of Units	Weighted Average Grant Price	Number of Units	Weighted Average Grant Price

Outstanding, beginning of year	1,348,765	$3.24	1,266,199	$3.00
Granted	-	-	82,566	$6.90
Redeemed	(304,561)	$3.41	-	-
Outstanding, end of year	1,044,204	$3.19	1,348,765	$3.24

Fair value at year end	1,044,204	$4.38	1,348,765	$5.35

During the year ended December 31, 2022, the Company recognized a recovery on director's compensation related to these DSUs, which is included in general and administrative salaries, wages and benefits, of $885 (December 31, 2021 - a recovery of $707) based on the fair value of new grants and the change in the fair value of the DSUs granted in the current and prior years. As of December 31, 2022, there are 1,044,204 deferred share units outstanding (December 31, 2021 - 1,348,765) with a fair market value of $3,375 (December 31, 2021 - $5,682) recognized in accounts payable and accrued liabilities. During the year ended December 31, 2022, 304,561 DSUs were redeemed with a fair value of $1,421

(f) Share Appreciation Rights

As part of the Company's bonus program, the Company may grant share appreciation rights ("SARs") to its employees in Mexico and Chile. The SARs are subject to vesting conditions and, when exercised, constitute a cash bonus based on the value of the appreciation of the Company's common shares between the SARs grant date and the exercise date.

	Years ended
	December 31, 2022		December 31, 2021
	Number of Units	Weighted Average Grant Price	Number of Units	Weighted Average Grant Price

Outstanding, beginning of year	113,670	$5.40	-	-
Granted	148,030	$4.62	115,930	$5.40
Exercised	(5,726)	$3.17	(2,260)	$5.34
Cancelled	(74,235)	$4.72	-	-
Outstanding, end of period	181,739	$5.12	113,670	$5.40

Exercisable at the end of the period	101,066	$5.18	40,912	$5.39

During the year ended December 31, 2022, the Company recognized an expense related to SARs, which is included in operation and exploration salaries, wages and benefits, of $1 (December 31, 2021 - an expense of $113) based on the change in the fair value of the SARs granted in prior years. As of December 31, 2022, there are 181,739 SARs outstanding (December 31, 2021 - 113,670) with a fair market value of $111 (December 31, 2021 - $113) recognized in accounts payable and accrued liabilities.

The SARs were valued using an option pricing model, which requires the input of highly subjective assumptions. The expected life of the SARs considered such factors as the average length of time similar grants in the past have remained outstanding prior to exercise, expiry or cancellation and the vesting period of SARs granted. Volatility was estimated based on average daily volatility based on historical share price observations over the expected term of the SAR grant. Changes in the subjective input assumptions can materially affect the estimated fair value of the SARs. The Company amortized the fair value of SARs on a graded basis over the respective vesting period of each tranche of SARs awarded.

(g) Diluted Earnings per Share

	Years ended
	December 31, 2022	December 31, 2021

Net earnings	$6,201	$13,955
Basic weighted average number of shares outstanding	183,009,339	167,289,732
Effect of dilutive securities:
Stock options	1,077,699	1,735,151
Equity settled deferred share units	104,596	-
Performance share units	1,158,000	1,639,000
Diluted weighted average number of share outstanding	185,349,634	170,663,883

Diluted earnings per share	$0.03	$0.08

As of December 31, 2022, there are 2,821,931 anti-dilutive stock options (December 31, 2021 - 2,113,049).